Exhibit 99.1

World Omni Auto Receivables Trust 2021-C
Monthly Servicer Certificate
December 31, 2023

Dates Covered
Collections Period	12/01/23 - 12/31/23
Interest Accrual Period	12/15/23 - 01/15/24
30/360 Days	30
Actual/360 Days	32
Distribution Date	01/16/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/23	381,265,600.45	23,803
Yield Supplement Overcollateralization Amount 11/30/23	6,129,602.02	0
Receivables Balance 11/30/23	387,395,202.47	23,803
Principal Payments	15,251,226.88	328
Defaulted Receivables	469,231.91	26
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/23	5,688,378.24	0
Pool Balance at 12/31/23	365,986,365.44	23,449

Pool Statistics	$ Amount	# of Accounts
Pool Factor	30.90%
Prepayment ABS Speed	0.98%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	7,434,007.31	344
Past Due 61-90 days	1,874,402.40	90
Past Due 91-120 days	550,434.65	28
Past Due 121+ days	0.00	0
Total	9,858,844.36	462

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.65%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.65%
Delinquency Trigger Occurred	NO

Recoveries	312,189.28
Aggregate Net Losses/(Gains) - December 2023	157,042.63
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.49%
Prior Net Losses/(Gains) Ratio	0.20%
Second Prior Net Losses/(Gains) Ratio	0.82%
Third Prior Net Losses Ratio/(Gains)	0.26%
Four Month Average	0.44%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.42%

Overcollateralization Target Amount	5,849,148.06
Actual Overcollateralization	5,849,148.06
Weighted Average Contract Rate	3.88%
Weighted Average Contract Rate, Yield Adjusted	5.14%
Weighted Average Remaining Term	35.89

Flow of Funds	$ Amount
Collections	16,765,719.01
Investment Earnings on Cash Accounts	15,524.47
Servicing Fee	(322,829.34)
Transfer to Collection Account	-
Available Funds	16,458,414.14

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	135,056.37
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	9,430,086.95
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,849,148.06
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,004,057.26

Total Distributions of Available Funds	16,458,414.14

Servicing Fee	322,829.34
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 12/15/23	375,416,452.39
Principal Paid	15,279,235.01
Note Balance @ 01/16/24	360,137,217.38

Class A-1
Note Balance @ 12/15/23	0.00
Principal Paid	0.00
Note Balance @ 01/16/24	0.00
Note Factor @ 01/16/24	0.0000000%

Class A-2
Note Balance @ 12/15/23	0.00
Principal Paid	0.00
Note Balance @ 01/16/24	0.00
Note Factor @ 01/16/24	0.0000000%

Class A-3
Note Balance @ 12/15/23	222,546,452.39
Principal Paid	15,279,235.01
Note Balance @ 01/16/24	207,267,217.38
Note Factor @ 01/16/24	53.8342426%

Class A-4
Note Balance @ 12/15/23	100,230,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	100,230,000.00
Note Factor @ 01/16/24	100.0000000%

Class B
Note Balance @ 12/15/23	35,090,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	35,090,000.00
Note Factor @ 01/16/24	100.0000000%

Class C
Note Balance @ 12/15/23	17,550,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	17,550,000.00
Note Factor @ 01/16/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	175,121.87
Total Principal Paid	15,279,235.01
Total Paid	15,454,356.88

Class A-1
Coupon	0.11273%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.22000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.44000%
Interest Paid	81,600.37
Principal Paid	15,279,235.01
Total Paid to A-3 Holders	15,360,835.38

Class A-4
Coupon	0.64000%
Interest Paid	53,456.00
Principal Paid	0.00
Total Paid to A-4 Holders	53,456.00

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1500757
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.0939806
Total Distribution Amount	13.2440563

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2119435
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	39.6852939
Total A-3 Distribution Amount	39.8972374

A-4 Interest Distribution Amount	0.5333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5333333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	617.18
Noteholders' Principal Distributable Amount	382.82

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/23	2,924,574.03
Investment Earnings	13,032.63
Investment Earnings Paid	(13,032.63)
Deposit/(Withdrawal)	-
Balance as of 01/16/24	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,777,753.09	$3,114,291.34	$2,095,946.99
Number of Extensions	131	139	94
Ratio of extensions to Beginning of Period Receivables Balance	0.72%	0.77%	0.50%